Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000025024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000025024 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[1]
C000025024 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%	[1]
C000025024 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[1]
C000025024 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
C000025024 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%	[1]
C000025024 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000025024 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000025024 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000025024 [Member] | Mutual Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000025024 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000025026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000025026 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000025026 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000025026 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%	[2]
C000025026 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000025026 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[2]
C000025026 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000025026 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%	[2]
C000025026 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%	[2]
C000025026 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[2]
C000025026 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
C000025026 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[2]
C000025028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000025028 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000025028 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[3]
C000025028 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[3]
C000025028 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000025028 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[3]
C000025028 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[3]
C000025028 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[3]
C000025028 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[3]
C000025028 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%	[3]
C000025028 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000025028 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000025028 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[3]
C000025030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4],[5]
C000025030 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4],[5]
C000025030 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[4],[5]
C000025030 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[4],[5]
C000025030 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[4],[5]
C000025030 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000025030 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[4]
C000025030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[4]
C000025030 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000025030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[4]
C000025030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[4]
C000025030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000025030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[4]
C000025030 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%	[4]
C000025030 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[4]
C000025030 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[4]
C000025030 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4],[5]
C000025030 [Member] | Total Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.10%	[4]
C000025030 [Member] | Total Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%	[4],[5]
C000025030 [Member] | U S Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4],[5]
C000025032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000025032 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[6]
C000025032 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[6]
C000025032 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[6]
C000025032 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[6]
C000025032 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[6]
C000025032 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[6]
C000025032 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[6]
C000025032 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%	[6]
C000025032 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[6]
C000025032 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[6]
C000025032 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[6]
C000025032 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000025034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000025034 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000025034 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
C000025034 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[7]
C000025034 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[7]
C000025034 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[7]
C000025034 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[7]
C000025034 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%	[7]
C000025034 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[7]
C000025034 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[7]
C000025034 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000025033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000025033 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[8]
C000025033 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[8]
C000025033 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[8]
C000025033 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[8]
C000025033 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[8]
C000025033 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[8]
C000025033 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%	[8]
C000025033 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[8]
C000025033 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[8]
C000025033 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]

[1]	Based on net assets
[2]	Based on net assets
[3]	Based on net assets
[4]	Based on net assets
[5]	For purposes of this report, credit quality ratings shown above reflect the rating assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Credit quality ratings are subject to change.
[6]	Based on net assets
[7]	Based on net assets
[8]	Based on net assets